Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of credit risk exposure [line items]
Balance as at beginning of period			$ 5,739
Balance as at end of period	$ 5,798		5,798
Other assets
Disclosure of credit risk exposure [line items]
Total PCL	(9)	$ (8)	4	$ 1
Provision for credit losses	9	8	(4)	(1)
IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	5,798	5,616	5,798	5,616
IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	5,064	4,960	5,064	4,960
IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	734	656	734	656
Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	252	275	247	261
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	0	0	0	0
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	43	23	70	45
Loan originations	3	5	6	10
Derecognitions and maturities	(6)	(3)	(14)	(8)
Model changes	(52)	0	(52)	0
Total PCL	(12)	25	10	47
Write-offs	(4)	(4)	(6)	(5)
Recoveries of previous write-offs	2	3	5	4
Foreign exchange and other	(17)	(20)	(35)	(28)
Balance as at end of period	221	279	221	279
Provision for credit losses	12	(25)	(10)	(47)
Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	934	891	915	843
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	0	0	0	0
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	224	174	402	375
Loan originations	11	7	17	16
Derecognitions and maturities	(15)	(14)	(28)	(28)
Model changes	(9)	0	(9)	0
Total PCL	211	167	382	363
Write-offs	(183)	(168)	(367)	(338)
Recoveries of previous write-offs	41	44	74	72
Foreign exchange and other	(36)	(27)	(37)	(33)
Balance as at end of period	967	907	967	907
Provision for credit losses	(211)	(167)	(382)	(363)
Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	798	721	791	705
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	0	0	0	0
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	193	215	393	409
Loan originations	10	18	19	33
Derecognitions and maturities	(14)	(14)	(29)	(25)
Model changes	(4)	0	(4)	0
Total PCL	185	219	379	417
Write-offs	(219)	(230)	(427)	(453)
Recoveries of previous write-offs	44	56	86	109
Foreign exchange and other	(21)	(41)	(42)	(53)
Balance as at end of period	787	725	787	725
Provision for credit losses	(185)	(219)	(379)	(417)
Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	3,769	3,551	3,786	3,127
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	0	0	0	0
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(55)	696	375	1,343
Loan originations	73	68	157	146
Derecognitions and maturities	(150)	(129)	(300)	(252)
Model changes	478	0	(478)	0
Total PCL	346	635	710	1,237
Write-offs	(343)	(371)	(580)	(624)
Recoveries of previous write-offs	54	93	111	154
Foreign exchange and other	(3)	(203)	(204)	(189)
Balance as at end of period	3,823	3,705	3,823	3,705
Provision for credit losses	(346)	(635)	(710)	(1,237)
Stage 1 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,378	1,369	1,378	1,369
Stage 1 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,068	1,112	1,068	1,112
Stage 1 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	310	257	310	257
Stage 1 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	55	62	56	56
Transfer to Stage 1	62	37	84	82
Transfer to Stage 2	(3)	(3)	(7)	(5)
Transfer to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(2)	(32)	(22)	(74)
Loan originations	3	5	6	10
Derecognitions and maturities	(1)	0	(3)	(1)
Model changes	(64)	0	(64)	0
Total PCL	(5)	7	(6)	12
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	(1)	(2)	(1)	(1)
Balance as at end of period	49	67	49	67
Provision for credit losses	5	(7)	6	(12)
Stage 1 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	193	194	200	197
Transfer to Stage 1	79	74	163	147
Transfer to Stage 2	(15)	(15)	(32)	(28)
Transfer to Stage 3	(2)	(2)	(4)	(4)
Net remeasurement of loss allowance	(46)	(67)	(118)	(135)
Loan originations	11	7	17	16
Derecognitions and maturities	(4)	(4)	(8)	(9)
Model changes	(11)	0	(11)	0
Total PCL	12	(7)	7	(13)
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	(1)	(4)	(3)	(1)
Balance as at end of period	204	183	204	183
Provision for credit losses	(12)	7	(7)	13
Stage 1 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	205	229	188	233
Transfer to Stage 1	109	58	203	124
Transfer to Stage 2	(18)	(24)	(35)	(46)
Transfer to Stage 3	(1)	(2)	(3)	(4)
Net remeasurement of loss allowance	(82)	(55)	(145)	(115)
Loan originations	10	18	19	33
Derecognitions and maturities	(3)	(4)	(6)	(6)
Model changes	(4)	0	(4)	0
Total PCL	11	(9)	29	(14)
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	1	(3)	0	(2)
Balance as at end of period	217	217	217	217
Provision for credit losses	(11)	9	(29)	14
Stage 1 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	933	860	931	892
Transfer to Stage 1	210	93	324	252
Transfer to Stage 2	(87)	(59)	(158)	(170)
Transfer to Stage 3	(1)	(2)	(3)	(4)
Net remeasurement of loss allowance	(199)	4	(259)	(143)
Loan originations	73	68	157	146
Derecognitions and maturities	(30)	(30)	(67)	(68)
Model changes	10	0	(10)	0
Total PCL	(24)	74	4	13
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	(1)	(32)	(27)	(3)
Balance as at end of period	908	902	908	902
Provision for credit losses	24	(74)	(4)	(13)
Stage 2 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	3,259	3,269	3,259	3,269
Stage 2 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	2,895	2,938	2,895	2,938
Stage 2 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	364	331	364	331
Stage 2 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	180	191	179	186
Transfer to Stage 1	(62)	(37)	(83)	(81)
Transfer to Stage 2	22	7	40	14
Transfer to Stage 3	(16)	(10)	(30)	(18)
Net remeasurement of loss allowance	18	50	45	101
Loan originations	0	0	0	0
Derecognitions and maturities	(5)	(3)	(11)	(7)
Model changes	12	0	12	0
Total PCL	(31)	7	(27)	9
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	1	(4)	(2)	(1)
Balance as at end of period	150	194	150	194
Provision for credit losses	31	(7)	27	(9)
Stage 2 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	558	514	555	471
Transfer to Stage 1	(75)	(70)	(156)	(137)
Transfer to Stage 2	26	28	53	53
Transfer to Stage 3	(47)	(43)	(94)	(85)
Net remeasurement of loss allowance	149	133	265	264
Loan originations	0	0	0	0
Derecognitions and maturities	(11)	(10)	(20)	(19)
Model changes	2	0	2	0
Total PCL	44	38	50	76
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	(1)	(7)	(4)	(2)
Balance as at end of period	601	545	601	545
Provision for credit losses	(44)	(38)	(50)	(76)
Stage 2 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	593	492	603	472
Transfer to Stage 1	(109)	(58)	(203)	(124)
Transfer to Stage 2	19	24	36	46
Transfer to Stage 3	(127)	(112)	(247)	(219)
Net remeasurement of loss allowance	204	189	405	364
Loan originations	0	0	0	0
Derecognitions and maturities	(11)	(10)	(23)	(19)
Model changes	0	0	0	0
Total PCL	(24)	33	(32)	48
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	1	(17)	(1)	(12)
Balance as at end of period	570	508	570	508
Provision for credit losses	24	(33)	32	(48)
Stage 2 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	1,892	1,938	1,997	1,698
Transfer to Stage 1	(206)	(88)	(316)	(231)
Transfer to Stage 2	145	89	242	238
Transfer to Stage 3	(81)	(82)	(167)	(220)
Net remeasurement of loss allowance	(193)	318	(11)	706
Loan originations	0	0	0	0
Derecognitions and maturities	(120)	(99)	(233)	(184)
Model changes	468	0	(468)	0
Total PCL	13	138	(17)	309
Write-offs	0	0	0	0
Recoveries of previous write-offs	0	0	0	0
Foreign exchange and other	33	(54)	(42)	15
Balance as at end of period	1,938	2,022	1,938	2,022
Provision for credit losses	(13)	(138)	17	(309)
Stage 3 | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,161	978	1,161	978
Stage 3 | IFRS9 | Comprising: Loans
Disclosure of credit risk exposure [line items]
Balance as at end of period	1,101	910	1,101	910
Stage 3 | IFRS9 | Other credit instruments
Disclosure of credit risk exposure [line items]
Balance as at end of period	60	68	60	68
Stage 3 | Loans: Residential mortgages | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	17	22	12	19
Transfer to Stage 1	0	0	(1)	(1)
Transfer to Stage 2	(19)	(4)	(33)	(9)
Transfer to Stage 3	16	10	30	18
Net remeasurement of loss allowance	27	5	47	18
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Model changes	0	0	0	0
Total PCL	24	11	43	26
Write-offs	(4)	(4)	(6)	(5)
Recoveries of previous write-offs	2	3	5	4
Foreign exchange and other	(17)	(14)	(32)	(26)
Balance as at end of period	22	18	22	18
Provision for credit losses	(24)	(11)	(43)	(26)
Stage 3 | Loans: Consumer instalment and other personal | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	183	183	160	175
Transfer to Stage 1	(4)	(4)	(7)	(10)
Transfer to Stage 2	(11)	(13)	(21)	(25)
Transfer to Stage 3	49	45	98	89
Net remeasurement of loss allowance	121	108	255	246
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Model changes	0	0	0	0
Total PCL	155	136	325	300
Write-offs	(183)	(168)	(367)	(338)
Recoveries of previous write-offs	41	44	74	72
Foreign exchange and other	(34)	(16)	(30)	(30)
Balance as at end of period	162	179	162	179
Provision for credit losses	(155)	(136)	(325)	(300)
Stage 3 | Loans: Credit cards | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	0	0	0	0
Transfer to Stage 1	0	0	0	0
Transfer to Stage 2	(1)	0	(1)	0
Transfer to Stage 3	128	114	250	223
Net remeasurement of loss allowance	71	81	133	160
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Model changes	0	0	0	0
Total PCL	198	195	382	383
Write-offs	(219)	(230)	(427)	(453)
Recoveries of previous write-offs	44	56	86	109
Foreign exchange and other	(23)	(21)	(41)	(39)
Balance as at end of period	0	0	0	0
Provision for credit losses	(198)	(195)	(382)	(383)
Stage 3 | Loans: Business and government | IFRS9
Disclosure of credit risk exposure [line items]
Balance as at beginning of period	944	753	858	537
Transfer to Stage 1	(4)	(5)	(8)	(21)
Transfer to Stage 2	(58)	(30)	(84)	(68)
Transfer to Stage 3	82	84	170	224
Net remeasurement of loss allowance	337	374	645	780
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Model changes	0	0	0	0
Total PCL	357	423	723	915
Write-offs	(343)	(371)	(580)	(624)
Recoveries of previous write-offs	54	93	111	154
Foreign exchange and other	(35)	(117)	(135)	(201)
Balance as at end of period	977	781	977	781
Provision for credit losses	$ (357)	$ (423)	$ (723)	$ (915)